Retirement benefits - Additional Information (Detail) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2021
Actuarial assumption of expected rates of mortality [Member]
Disclosure of defined benefit plans [line items]
Mortality - per annum long term trend	1.25%
Other Overseas Pension Plans [member]
Disclosure of defined benefit plans [line items]
Description of retirement benefit plan	The Group also operates a number of smaller pension plans outside the UK, the most significant of which is a defined contribution plan in the US.
Description of mortality assumptions	Mortality is the most significant demographic assumption. The current assumptions for the UK are based on the S3PA ‘light’ year of birth tables with projected mortality improvements using the CMI_2022 model and a 1.25% per annum long-term trend and a smoothing parameter (‘s-kappa’) of 7.0 with weightings of 92% and 86% for pensioners and 87% and 86% for non-pensioners, male and female respectively. In the US, the current assumptions use rates from the Pri-2012 Mortality Study and Generationally Projected with Scale MP-2021 mortality tables.
Pensioners male [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of mortality rates	0.92		0.92
Pensioners female [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of mortality rates	0.86		0.86
Non-pensioners male [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of mortality rates	0.87		0.87
Non-pensioners female [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of mortality rates	0.86		0.86
United Kingdom [member]
Disclosure of defined benefit plans [line items]
Description of retirement benefit plan	UK Since 2014, UK retirement and death in service benefits are provided for eligible employees by the IHG UK Defined Contribution Pension Plan. Members are provided with defined contribution arrangements under this plan; benefits are based on each individual member’s personal account. The plan is HM Revenue & Customs registered and governed by an independent trustee, assisted by professional advisers as and when required. The overall operation of the plan is subject to the oversight of The Pensions Regulator. The former defined benefit plan, the InterContinental Hotels UK Pension Plan, was wound up in 2015 following the completion of the buy-out and transfer of the defined benefit obligations to Rothesay Life. Residual defined benefit obligations remain in respect of additional benefits provided to members of an unfunded pension arrangement (‘UK plan’) who were affected by lifetime or annual allowances under the former defined benefit arrangements. Accrual under this arrangement ceased with effect from 1 July 2013 and a cash-out offer in 2014 resulted in the extinguishment of approximately 70% of the unfunded pension obligations. The Group meets the benefit payment obligations of the remaining members as they fall due. A charge over certain ring-fenced bank accounts totalling $32m (£25m) at 31 December 2023 (see note 16) is currently held as security on behalf of the remaining members.
Explanation of changes in description of retirement benefit plan	The former defined benefit plan, the InterContinental Hotels UK Pension Plan, was wound up in 2015 following the completion of the buy-out and transfer of the defined benefit obligations to Rothesay Life.
Approximate extinguishment of the unfunded pension obligations	70.00%
Bank accounts pledged as security	$ 32		£ 25
Actuarial assumption of discount rates	4.80%	5.00%	4.80%	1.80%
Philippines [member]
Disclosure of defined benefit plans [line items]
Net retirement benefit asset	$ 3	$ 2
Plan assets	12	9
Defined benefit obligation	9	7
Total Contributions	2	1
Defined Contribution Plan, Increase (Decrease), Cost	$ 1	$ 1
Actuarial assumption of discount rates	6.00%	7.00%	6.00%
Actuarial assumption of expected rates of salary increases	6.00%	6.00%	6.00%
Weighted average duration of defined benefit obligation	11 years	11 years
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 1
Contribution to System Fund and reimbursables defined benefit plan	1	$ 1
Philippines [member] | Domestic Government Securities [Member]
Disclosure of defined benefit plans [line items]
Plan assets	7	6
Philippines [member] | Domestic Equity Investment [Member]
Disclosure of defined benefit plans [line items]
Plan assets	3	2
Philippines [member] | Domestic Corporate Bonds [Member]
Disclosure of defined benefit plans [line items]
Plan assets	1	0
Philippines [member] | Money Market Fund [Member]
Disclosure of defined benefit plans [line items]
Plan assets	$ 1	$ 1